UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated

351 West Camden Street, Baltimore, MD 21201

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: April 30, 2014

Date of reporting period: October 31, 2013

Item 1. Reports to Stockholders.

OCTOBER 31, 2013

2013 SEMI-ANNUAL REPORT (UNAUDITED)

iShares, Inc.

➢	iShares Asia/Pacific Dividend ETF | DVYA | NYSE Arca
➢	iShares Emerging Markets Dividend ETF | DVYE | NYSE Arca

Fund Performance Overview

iSHARES® ASIA/PACIFIC DIVIDEND ETF

Performance as of October 31, 2013

The iShares Asia/Pacific Dividend ETF (the “Fund”), formerly the iShares Asia/Pacific Dividend 30 Index Fund, seeks to track the investment results of an index composed of relatively high dividend paying equities in Asia/Pacific developed markets, as represented by the Dow Jones Asia/Pacific Select Dividend 30 IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2013, the total return for the Fund was -4.98%, net of fees, while the total return for the Index was -4.92%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	10.87%	11.08%	11.14%	10.87%	11.08%	11.14%
Since Inception	11.75%	11.74%	12.25%	20.62%	20.60%	21.48%

The inception date of the Fund was 2/23/12. The first day of secondary market trading was 2/24/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$950.20	$2.41	$1,000.00	$1,022.70	$2.50	0.49%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

PORTFOLIO ALLOCATION

As of 10/31/13

Sector	Percentage of Total Investments*

Financials	25.23%
Telecommunication Services	23.13
Industrials	17.63
Consumer Discretionary	9.58
Health Care	5.29
Information Technology	4.46
Consumer Staples	4.38
Utilities	4.35
Materials	3.23
Energy	2.72

TOTAL	100.00%

*	Excludes money market funds.

COUNTRY ALLOCATION

As of 10/31/13

Country	Percentage of Total Investments*

Australia	45.31%
Singapore	19.14
Japan	12.98
Hong Kong	12.86
New Zealand	9.71

TOTAL	100.00%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® EMERGING MARKETS DIVIDEND ETF

Performance as of October 31, 2013

The iShares Emerging Markets Dividend ETF (the “Fund”), formerly the iShares Emerging Markets Dividend Index Fund, seeks to track the investment results of an index composed of relatively high dividend paying equities in emerging markets, as represented by the Dow Jones Emerging Markets Select Dividend IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2013, the total return for the Fund was 0.26%, net of fees, while the total return for the Index was -0.07%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	4.63%	3.13%	4.29%	4.63%	3.13%	4.29%
Since Inception	1.75%	1.20%	1.51%	2.98%	2.04%	2.56%

The inception date of the Fund was 2/23/12. The first day of secondary market trading was 2/24/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,002.60	$2.47	$1,000.00	$1,022.70	$2.50	0.49%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

PORTFOLIO ALLOCATION

As of 10/31/13

Sector	Percentage of Total Investments*

Financials	18.48%
Materials	17.18
Telecommunication Services	14.94
Utilities	14.62
Consumer Discretionary	10.47
Information Technology	9.04
Industrials	7.40
Energy	4.68
Consumer Staples	3.19

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST COUNTRY ALLOCATIONS

As of 10/31/13

Country	Percentage of Total Investments*

Taiwan	28.11%
Brazil	15.40
China	8.92
South Africa	8.03
Turkey	7.24
Malaysia	6.94
Thailand	6.48
Czech Republic	3.60
Poland	3.22
South Korea	3.02

TOTAL	90.96%

6	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on May 1, 2013 and held through October 31, 2013, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	7

Schedule of Investments (Unaudited)

iSHARES® ASIA/PACIFIC DIVIDEND ETF

October 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.62%

AUSTRALIA — 45.14%
Amcor Ltd.	142,896	$1,466,819
Australia and New Zealand Banking Group Ltd.	56,832	1,821,169
Commonwealth Bank of Australia	21,584	1,554,997
David Jones Ltd.	680,560	1,752,921
Metcash Ltd.	626,624	1,987,828
National Australia Bank Ltd.	72,176	2,413,335
SP AusNet	1,668,448	1,974,921
Suncorp Group Ltd.	94,272	1,194,444
Sydney Airport	409,936	1,626,511
Telstra Corp. Ltd.	360,848	1,770,032
UGL Ltd.	146,592	1,023,069
Westpac Banking Corp.	60,720	1,971,634

		20,557,680
HONG KONG — 12.81%
Giordano International Ltd.	1,440,000	1,350,282
Hang Seng Bank Ltd.	72,000	1,197,980
PCCW Ltd.	2,800,000	1,264,019
VTech Holdings Ltd.	140,800	2,021,274

		5,833,555
JAPAN — 12.93%
Asahi Glass Co. Ltd.	134,000	826,317
Eisai Co. Ltd.	26,000	1,020,283
NTT DOCOMO Inc.	89,600	1,424,687
Ono Pharmaceutical Co. Ltd.	18,300	1,380,287
TonenGeneral Sekiyu K.K.	133,000	1,236,327

		5,887,901
NEW ZEALAND — 9.67%
SKYCITY Entertainment Group Ltd.	385,504	1,241,303
Telecom Corp. of New Zealand Ltd.	1,627,104	3,165,063

		4,406,366
SINGAPORE — 19.07%
Keppel Corp. Ltd.	120,000	1,049,704
Keppel Land Ltd.	432,000	1,292,151
SATS Ltd.	400,000	1,096,465
Singapore Post Ltd.	1,472,000	1,554,658
Singapore Telecommunications Ltd.	432,000	1,316,532
SMRT Corp. Ltd.[a]	784,000	821,703
StarHub Ltd.	432,582	1,551,973

		8,683,186

TOTAL COMMON STOCKS (Cost: $43,515,923)		45,368,688

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.57%

MONEY MARKET FUNDS — 0.57%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[b,c,d]	243,376	$243,376
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[b,c,d]	14,144	14,144
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	2,306	2,306

		259,826

TOTAL SHORT-TERM INVESTMENTS (Cost: $259,826)		259,826

TOTAL INVESTMENTS IN SECURITIES — 100.19%
(Cost: $43,775,749)		45,628,514
Other Assets, Less Liabilities — (0.19)%		(86,251)

NET ASSETS — 100.00%		$45,542,263

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

8	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® EMERGING MARKETS DIVIDEND ETF

October 31, 2013

Security	Shares	Value

COMMON STOCKS — 90.16%

BRAZIL — 5.91%
Banco do Brasil SA	224,400	$3,002,631
CCR SA	115,600	968,641
CPFL Energia SA	197,200	1,697,622
Light SA	231,200	2,052,708
Souza Cruz SA	61,200	666,956
Tractebel Energia SA	122,600	2,100,911

		10,489,469
CHILE — 2.25%
CAP SA	23,102	481,262
CorpBanca SA	189,872,592	2,131,987
Empresa Nacional de Telecomunicaciones SA	89,624	1,380,367

		3,993,616
CHINA — 8.88%
Anta Sports Products Ltd.[a]	3,400,000	4,876,532
Dongyue Group Ltd.[a]	5,100,000	2,407,569
Guangzhou R&F Properties Co. Ltd. Class H	924,800	1,622,236
PetroChina Co. Ltd. Class H	816,000	934,610
Shenzhen Investment Ltd.	4,080,000	1,631,358
Shougang Fushan Resources Group Ltd.[a]	5,304,000	1,785,548
Zhejiang Expressway Co. Ltd. Class H	2,720,000	2,504,924

		15,762,777
CZECH REPUBLIC — 3.59%
CEZ AS	69,088	1,993,098
Komercni Banka AS	6,256	1,556,659
Telefonica O2 Czech Republic AS	172,380	2,818,301

		6,368,058
EGYPT — 0.47%
Commercial International Bank (Egypt) SAE SP GDR	142,800	825,384

		825,384
INDIA — 0.33%
Reliance Industries Ltd. SP GDR[a,b]	19,448	580,912

		580,912
INDONESIA — 2.90%
PT AKR Corporindo Tbk	1,258,000	541,255

Security	Shares	Value

PT Aneka Tambang (Persero) Tbk	17,850,000	$2,533,599
PT Indo Tambangraya Megah Tbk	782,000	2,074,234

		5,149,088
MALAYSIA — 6.91%
Berjaya Sports Toto Bhd	1,285,288	1,657,753
British American Tobacco (Malaysia) Bhd	74,800	1,505,221
Kuala Lumpur Kepong Bhd	170,000	1,244,474
Malayan Banking Bhd	802,400	2,481,793
PPB Group Bhd	156,400	728,583
Public Bank Bhd	210,800	1,222,494
Sime Darby Bhd	428,400	1,293,800
Telekom Malaysia Bhd	727,600	1,208,228
YTL Power International Bhd	1,543,600	929,423

		12,271,769
PHILIPPINES — 1.48%
Globe Telecom Inc.	65,280	2,628,725

		2,628,725
POLAND — 3.21%
KGHM Polska Miedz SA	83,436	3,377,520
Telekomunikacja Polska SA	713,864	2,315,511

		5,693,031
RUSSIA — 1.58%
Mobile Telesystems OJSC	264,520	2,802,542

		2,802,542
SOUTH AFRICA — 7.99%
African Bank Investments Ltd.[a]	572,832	973,279
Barloworld Ltd.	69,292	623,285
Exxaro Resources Ltd.	96,084	1,478,880
Foschini Group Ltd. (The)	34,816	402,287
Grindrod Ltd.	346,800	837,062
Impala Platinum Holdings Ltd.	22,440	273,618
Kumba Iron Ore Ltd.	39,372	1,653,620
Lewis Group Ltd.	310,896	2,179,115
Nampak Ltd.	325,992	1,081,698
PPC Ltd.	403,580	1,280,662
RMB Holdings Ltd.	214,268	1,077,818
Tiger Brands Ltd.	23,052	677,771
Truworths International Ltd.	87,244	837,082
Woolworths Holdings Ltd.	106,896	806,621

		14,182,798

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS DIVIDEND ETF

October 31, 2013

Security	Shares	Value

SOUTH KOREA — 3.01%
Daishin Securities Co. Ltd.	260,620	$2,174,393
Hyundai Marine & Fire Insurance Co. Ltd.	42,840	1,225,731
Korea Gas Corp.	5,644	339,997
KT Corp.	12,240	404,442
KT Corp. SP ADR	72,352	1,199,596

		5,344,159
TAIWAN — 27.99%
Ability Enterprise Co. Ltd.	1,768,000	1,332,943
AmTRAN Technology Co. Ltd.	2,244,000	1,435,940
China Bills Finance Corp.	10,268,000	4,054,147
China Steel Corp.	1,098,538	955,348
Chunghwa Telecom Co. Ltd.	544,000	1,751,643
Far EasTone Telecommunications Co. Ltd.	408,000	937,388
Farglory Land Development Co. Ltd.	1,360,000	2,495,073
Feng Hsin Iron & Steel Co. Ltd.	952,000	1,736,830
Formosa Chemicals & Fibre Corp.	628,740	1,816,914
Formosa Plastics Corp.	563,840	1,531,491
Formosan Rubber Group Inc.	2,856,000	2,707,316
Gigabyte Technology Co. Ltd.	2,584,000	2,884,842
Highwealth Construction Corp.	952,000	2,054,385
HTC Corp.	408,000	2,006,705
Huaku Development Co. Ltd.	952,000	2,666,812
Inventec Corp.	1,768,475	1,583,107
Lite-On Technology Corp.	1,093,518	1,913,131
Nan Ya Plastics Corp.	618,120	1,409,624
Novatek Microelectronics Corp. Ltd.	272,000	1,078,575
Oriental Union Chemical Corp.	1,156,000	1,231,566
Taiwan Mobile Co. Ltd.	340,000	1,163,056
TSRC Corp.	1,020,500	1,886,116
U-Ming Marine Transport Corp.	1,088,000	1,790,527
UPC Technology Corp.	1,524,980	737,069
Wistron NeWeb Corp.	1,260,664	3,033,712
WPG Holdings Co. Ltd.	2,856,000	3,480,141

		49,674,401
THAILAND — 6.45%
Advanced Information Service PCL NVDR	217,600	1,782,747
Airports of Thailand PCL NVDR	210,800	1,435,811
Charoen Pokphand Foods PCL NVDR	1,054,000	822,882

Security	Shares	Value

Land and Houses PCL NVDR[a]	3,313,400	$1,171,001
PTT Global Chemical PCL NVDR	210,800	531,656
Shin Corp. PCL NVDR[a]	1,353,200	3,662,879
Siam Cement PCL NVDR (The)[a]	68,000	935,068
Thai Oil PCL NVDR	544,000	1,101,108

		11,443,152
TURKEY — 7.21%
Ford Otomotiv Sanayi AS	243,848	3,439,392
Haci Omer Sabanci Holding AS	62,220	296,070
Tofas Turk Otomobil Fabrikasi AS	230,044	1,529,970
Turk Telekomunikasyon AS	677,144	2,345,235
Turk Traktor ve Ziraat Makineleri AS	93,100	3,084,251
Turkiye Petrol Rafinerileri AS	92,276	2,098,182

		12,793,100

TOTAL COMMON STOCKS
(Cost: $157,616,241)		160,002,981

PREFERRED STOCKS — 9.43%

BRAZIL — 9.43%
AES Tiete SA	380,800	3,750,880
Companhia de Transmissao de Energia Eletrica Paulista	163,200	2,363,568
Companhia Energetica de Minas Gerais	174,687	1,565,886
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	2,012,800	9,053,006

		16,733,340

TOTAL PREFERRED STOCKS
(Cost: $19,782,247)		16,733,340

SHORT-TERM INVESTMENTS — 6.36%

MONEY MARKET FUNDS — 6.36%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	10,558,834	10,558,834
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	613,647	613,647
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	110,347	110,347

		11,282,828

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,282,828)		11,282,828

10	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS DIVIDEND ETF

October 31, 2013

Value

TOTAL INVESTMENTS IN SECURITIES — 105.95%
(Cost: $188,681,316)	$188,019,149
Other Assets, Less Liabilities — (5.95)%	(10,556,122)

NET ASSETS — 100.00%	$177,463,027

NVDR — Non-Voting Depositary Receipts

SP ADR — Sponsored American Depositary Receipts

SP GDR — Sponsored Global Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	11

Statements of Assets and Liabilities (Unaudited)

iSHARES®, INC.

October 31, 2013

	iShares Asia/Pacific Dividend ETF	iShares Emerging Markets Dividend ETF

ASSETS
Investments, at cost:
Unaffiliated	$43,515,923	$177,398,488
Affiliated (Note 2)	259,826	11,282,828

Total cost of investments	$43,775,749	$188,681,316

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$45,368,688	$176,736,321
Affiliated (Note 2)	259,826	11,282,828

Total fair value of investments	45,628,514	188,019,149
Foreign currency, at value[b]	56,081	345,703
Receivables:
Dividends and interest	107,838	572,112
Capital shares sold	24,823	—

Total Assets	45,817,256	188,936,964

LIABILITIES
Payables:
Investment securities purchased	—	228,444
Collateral for securities on loan (Note 5)	257,520	11,172,481
Foreign taxes (Note 1)	—	21
Investment advisory fees (Note 2)	17,473	72,991

Total Liabilities	274,993	11,473,937

NET ASSETS	$45,542,263	$177,463,027

Net assets consist of:
Paid-in capital	$44,314,596	$181,398,772
Undistributed (distributions in excess of) net investment income	(17,104)	7,111
Accumulated net realized loss	(608,658)	(3,280,864)
Net unrealized appreciation (depreciation)	1,853,429	(661,992)

NET ASSETS	$45,542,263	$177,463,027

Shares outstanding[c]	800,000	3,400,000

Net asset value per share	$56.93	$52.20

[a]	Securities on loan with values of $243,560 and $10,414,164, respectively. See Note 5.
[b]	Cost of foreign currency: $56,271 and $345,839, respectively.
[c]	$0.001 par value, number of shares authorized: 500 million and 500 million, respectively.

See notes to financial statements.

12	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES®, INC.

Six months ended October 31, 2013

	iShares Asia/Pacific Dividend ETF	iShares Emerging Markets Dividend ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$1,164,410	$4,790,115
Interest — affiliated (Note 2)	—	1
Securities lending income — affiliated (Note 2)	8,066	52,907

	1,172,476	4,843,023
Less: Other foreign taxes (Note 1)	—	(8,256)

Total investment income	1,172,476	4,834,767

EXPENSES
Investment advisory fees (Note 2)	102,186	542,246

Total expenses	102,186	542,246
Less investment advisory fees waived (Note 2)	—	(151,510)

Net expenses	102,186	390,736

Net investment income	1,070,290	4,444,031

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(195,835)	(1,944,006)
Foreign currency transactions	(14,139)	(31,261)

Net realized loss	(209,974)	(1,975,267)

Net change in unrealized appreciation/depreciation on:
Investments	(3,226,877)	(419,196)
Translation of assets and liabilities in foreign currencies	1,271	(2,689)

Net change in unrealized appreciation/depreciation	(3,225,606)	(421,885)

Net realized and unrealized loss	(3,435,580)	(2,397,152)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,365,290)	$2,046,879

[a]	Net of foreign withholding tax of $36,328 and $748,942, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	13

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares Asia/Pacific Dividend ETF		iShares Emerging Markets Dividend ETF
	Six months ended October 31, 2013 (Unaudited)	Year ended April 30, 2013	Six months ended October 31, 2013 (Unaudited)	Year ended April 30, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,070,290	$1,168,768	$4,444,031	$2,138,841
Net realized gain (loss)	(209,974)	538,315	(1,975,267)	(402,752)
Net change in unrealized appreciation/depreciation	(3,225,606)	4,873,217	(421,885)	285,662

Net increase (decrease) in net assets resulting from operations	(2,365,290)	6,580,300	2,046,879	2,021,751

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,213,616)	(1,041,458)	(5,138,218)	(1,597,355)

Total distributions to shareholders	(1,213,616)	(1,041,458)	(5,138,218)	(1,597,355)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	5,892,196	32,603,051	48,748,722	118,206,938
Cost of shares redeemed	—	(8,098,723)	—	(2,795,867)

Net increase in net assets from capital share transactions	5,892,196	24,504,328	48,748,722	115,411,071

INCREASE IN NET ASSETS	2,313,290	30,043,170	45,657,383	115,835,467

NET ASSETS
Beginning of period	43,228,973	13,185,803	131,805,644	15,970,177

End of period	$45,542,263	$43,228,973	$177,463,027	$131,805,644

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(17,104)	$126,222	$7,111	$701,298

SHARES ISSUED AND REDEEMED
Shares sold	100,000	600,000	950,000	2,200,000
Shares redeemed	—	(150,000)	—	(50,000)

Net increase in shares outstanding	100,000	450,000	950,000	2,150,000

See notes to financial statements.

14	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

iShares Asia/Pacific Dividend ETF

	Six months ended Oct. 31, 2013 (Unaudited)	Year ended Apr. 30, 2013	Period from Feb. 23, 2012[a] to Apr. 30, 2012
Net asset value, beginning of period	$61.76	$52.74	$51.62

Income from investment operations:
Net investment income[b]	1.43	2.71	0.55
Net realized and unrealized gain (loss)[c]	(4.64)	8.86	1.14

Total from investment operations	(3.21)	11.57	1.69

Less distributions from:
Net investment income	(1.62)	(2.55)	(0.54)
Net realized gain	—	—	(0.01)
Return of capital	—	—	(0.02)

Total distributions	(1.62)	(2.55)	(0.57)

Net asset value, end of period	$56.93	$61.76	$52.74

Total return	(4.98)%[d]	22.87%	3.32%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$45,542	$43,229	$13,186
Ratio of expenses to average net assets[e]	0.49%	0.49%	0.49%
Ratio of net investment income to average net assets[e]	5.13%	4.99%	5.76%
Portfolio turnover rate[f]	3%	32%	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund's underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	15

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

iShares Emerging Markets Dividend ETF

	Six months ended Oct. 31, 2013 (Unaudited)	Year ended Apr. 30, 2013	Period from Feb. 23, 2012[a] to Apr. 30, 2012
Net asset value, beginning of period	$53.80	$53.23	$54.61

Income from investment operations:
Net investment income[b]	1.41	2.02	0.74
Net realized and unrealized gain (loss)[c]	(1.43)	0.56	(1.98)

Total from investment operations	(0.02)	2.58	(1.24)

Less distributions from:
Net investment income	(1.58)	(2.01)	(0.14)

Total distributions	(1.58)	(2.01)	(0.14)

Net asset value, end of period	$52.20	$53.80	$53.23

Total return	0.26%[d]	5.09%	(2.27)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$177,463	$131,806	$15,970
Ratio of expenses to average net assets[e]	0.49%	0.49%	0.49%
Ratio of expenses to average net assets prior to waived fees[e]	0.68%	0.68%	0.68%
Ratio of net investment income to average net assets[e]	5.57%	3.80%	7.51%
Portfolio turnover rate[f]	3%	41%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund's underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended October 31, 2013 and the year ended April 30, 2013 were 3% and 41%. See Note 4.

See notes to financial statements.

16	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These financial statements relate only to the following funds (each, a "Fund," and collectively, the "Funds"):

iShares ETF	Former Name [a]	Diversification Classification
Asia/Pacific Dividend	iShares Asia/Pacific Dividend 30 Index Fund	Non-diversified
Emerging Markets Dividend	iShares Emerging Markets Dividend Index Fund	Non-diversified

[a]	The Funds changed their names effective July 1, 2013.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a "passive" or index approach to try to achieve each Fund's investment objective.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Each Fund invests in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in emerging market and frontier market countries.

Pursuant to the Company’s organizational documents, the Funds' officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP

NOTES TO FINANCIAL STATEMENTS	17

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the "Board").

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company's pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

18	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Company's policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

As of October 31, 2013, the value of each of the Funds' investments was classified as Level 1. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of October 31, 2013 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of October 31, 2013, if any, are disclosed in the Funds' statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

NOTES TO FINANCIAL STATEMENTS	19

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Company's other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BlackRock Fund Advisors ("BFA") manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. ("BlackRock"). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Asia/Pacific Dividend	0.49%
Emerging Markets Dividend	0.68

BFA has contractually agreed to waive a portion of its investment advisory fees for the iShares Emerging Markets Dividend ETF through December 31, 2014 in an amount equal to the investment advisory fees payable on the amount of the Fund’s investment in other iShares funds. The Fund did not hold any iShares funds during the six months ended October 31, 2013. In addition, BFA has contractually agreed to waive a portion of its investments advisory fee for the Fund through December 31, 2014 in an amount equal to 0.19%. After giving effect to the fee waiver, BFA received an investment advisory fee of 0.49% of the average daily net assets of the Fund.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent. The Funds benefit from a borrower default indemnity provided by BlackRock. As securities lending agent, BTC bears all operational costs directly related to securities lending as well as the cost of borrower default indemnification. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the six months ended October 31, 2013, each Fund retained 65% of securities lending income and paid a fee to BTC equal to 35% of such income in the amounts as follows:

iShares ETF	Securities Lending Agent Fees
Asia/Pacific Dividend	$4,344
Emerging Markets Dividend	28,488

20	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in "Interest – affiliated" in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

The iShares Emerging Markets Dividend ETF, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the Fund’s underlying index.

Certain directors and officers of the Company are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended October 31, 2013 were as follows:

iShares ETF	Purchases	Sales
Asia/Pacific Dividend	$1,112,468	$1,142,331
Emerging Markets Dividend	30,740,986	4,719,439

In-kind transactions (see Note 4) for the six months ended October 31, 2013 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Asia/Pacific Dividend	$5,832,460	$—
Emerging Markets Dividend	21,988,320	—

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company's administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

NOTES TO FINANCIAL STATEMENTS	21

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates.

As of October 31, 2013, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of October 31, 2013 and the value of the related collateral are disclosed in the statements of assets and liabilities. Securities lending income, as disclosed in the statements of operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, a Fund can resell or re-pledge the collateral and the borrower can resell or re-pledge the loaned securities.

As of October 31, 2013, the following Funds had securities on loan with a market value as disclosed in the Funds’ statements of assets and liabilities:

iShares ETF	Market Value of Securities on Loan
Asia/Pacific Dividend	$243,560
Emerging Markets Dividend	10,414,164

The value of the related collateral disclosed in the Funds’ schedules of investments exceeded the market value of the securities on loan at period end.

6.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the

22	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds' tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of April 30, 2013, the Funds' fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non-Expiring
Asia/Pacific Dividend	$199,671
Emerging Markets Dividend	108,712

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of October 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Asia/Pacific Dividend	$43,961,063	$3,719,939	$(2,052,488)	$1,667,451
Emerging Markets Dividend	189,927,788	13,166,146	(15,074,785)	(1,908,639)

Management has reviewed the tax positions as of October 31, 2013, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	23

Board Review and Approval of Investment Advisory

Contract

iSHARES®, INC.

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company’s Board of Directors (the “Board”), including a majority of Directors who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Directors”), is required annually to consider and approve the Investment Advisory Contract between the Company and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Directors requested, and BFA provided, such information as the Independent Directors, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Directors (the “15(c) Committee”), with independent counsel, met with management on March 7, 2013, April 23, 2013, and May 3, 2013, to discuss the types of information the Independent Directors required and the manner in which management would organize and present such information. At a meeting held on May 16, 2013, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Directors, reviewed and discussed such information at length. The Independent Directors requested from management certain additional information, and the 15(c) Committee met with management on June 5, 2013, to discuss the additional requests. At a meeting held on June 10-11, 2013, the Board, including the Independent Directors, reviewed the additional information provided by management in response to these requests. The Board, including a majority of the Independent Directors, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the supplemental information management provided at the request of the Independent Directors. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Directors were advised by their independent counsel throughout the process. In approving the Advisory Contract for the Funds, the Board, including the Independent Directors, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of the size, sponsor, inception date, or other differentiating factors included in Lipper’s proprietary selection methodology, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in the Lipper Report may or may not provide meaningful direct comparisons to the Funds.

The Board also noted that the investment advisory fee rates and overall expenses for the Funds compared favorably to the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2012, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board

24	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES®, INC.

noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Board, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced since BlackRock’s acquisition of BFA in December 2009, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment and risk management processes and strategies provided at the June 10-11, 2013 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Funds and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	25

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES®, INC.

15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Funds may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rates incorporate potential economies of scale and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with substantially similar investment objectives and strategies as any of the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different, generally more extensive services provided to the Funds, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and to the Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

26	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES®, INC.

Based on the considerations described above, the Board determined that the investment advisory fee rate under each Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	27

Supplemental Information (Unaudited)

iSHARES®, INC.

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Emerging Markets Dividend	$1.511828	$—	$0.072693	$1.584521	95%	—%	5%	100%

28	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	29

Notes:

30	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2013 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

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iS-SAR-47-1013

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6. Investments.

(a) Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 11. Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date:	December 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date:	December 27, 2013

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	December 27, 2013